Note 25 Consolidated Income Statement Impact (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022 [1]
Consolidated income statement impact [Line Items]
Interest Income And Expense Post employment and other employee benefit commitments		€ 138	€ 133	€ 75
Interest Expenses Benefit Commitments		494	444	342
Interest Income Benefit Commitments		(356)	(311)	(267)
Personnel expense consolidated income statement impact		215	188	130
Defined contribution plan expense		158	139	87
Defined benefit plans expense		51	49	42
Other personnel expense consolidated income statement impact		6	0	0
Net Provisions post employment and other employee benefit commitments		3	31	(89)
Early Retirement Expense		0	0	0
Past service cost expense on income statement		7	36	34
Remeasurements on income statement	[2]	(5)	(7)	(126)
Other provision expense impact on income statement		1	2	3
Total consolidated income statement impact		€ 355	€ 352	€ 116

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[2]
(2) Actuarial losses (gains) on remeasurement of the net defined benefit liability relating to early retirements in Spain and other long-term employee benefits that are charged to the income statements (see Note 2.2.13).